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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: __________
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive, Suite 100
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Megan Edwards
Title: Chief Compliance Officer
Phone: (952) 944-3206

Signature, Place, and Date of Signing:


/s/ Megan Edwards                     Minnetonka, MN                 May 8, 2012
-----------------------------------   ----------------------------   -----------
[Signature]                           [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           44
Form 13F Information Table Value Total:     $452,813
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                        2

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                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                                                           VOTING AUTHORITY
                                                            VALUE  SHRS OR  SH/ PUT/ INVESTMENT   OTHER  --------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (x$1000) PRN AMNT PRN CALL DISCRETION  MANAGER  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
BLDRS INDEX FDS TR             EMER MK 50 ADR   09348R300     5141   121771  X       SOLE       NONE       8466    0   113305
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL   23129U101    10783   103817  X       SOLE       NONE      49360    0    54457
ISHARES  GOLD TRUST            ISHARES          464285105     7952   488737  X       SOLE       NONE     310756    0   177981
ISHARES INC                    EM MKT MIN VOL   464286533     7864   138943  X       SOLE       NONE      88452    0    50491
ISHARES INC                    MSCI PAC J IDX   464286665    13225   303883  X       SOLE       NONE     121103    0   182780
ISHARES INC                    MSCI JAPAN       464286848    13705  1346887  X       SOLE       NONE     540624    0   806263
ISHARES TR                     BARCLYS TIPS BD  464287176    16283   138405  X       SOLE       NONE      65445    0    72960
ISHARES TR                     S&P 500 INDEX    464287200      325     2301  X       SOLE       NONE         10    0     2291
ISHARES TR                     BARCLY USAGG B   464287226    30839   280741  X       SOLE       NONE     104850    0   175891
ISHARES TR                     IBOXX INV CPBD   464287242    22314   192978  X       SOLE       NONE      76235    0   116743
ISHARES TR                     S&P 500 GRW      464287309    48378   641871  X       SOLE       NONE     245928    0   395943
ISHARES TR                     S&P LTN AM 40    464287390    13571   284934  X       SOLE       NONE     115413    0   169521
ISHARES TR                     NASDQ BIO INDX   464287556     9549    77449  X       SOLE       NONE      29875    0    47574
ISHARES TR                     COHEN&ST RLTY    464287564     8226   107328  X       SOLE       NONE      68116    0    39212
ISHARES TR                     CONS SRVC IDX    464287580     9893   122149  X       SOLE       NONE      47691    0    74458
ISHARES TR                     DJ US TECH SEC   464287721     9734   125104  X       SOLE       NONE      48259    0    76845
ISHARES TR                     DJ US INDUSTRL   464287754     9326   130650  X       SOLE       NONE      50439    0    80211
ISHARES TR                     DJ US ENERGY     464287796     8739   210479  X       SOLE       NONE      81559    0   128920
ISHARES TR                     JPMORGAN USD     464288281     7861    69746  X       SOLE       NONE      44418    0    25328
ISHARES TR                     BARCLYS MBS BD   464288588     8678    80393  X       SOLE       NONE      26611    0    53782
PIMCO ETF TR                   1-5 US TIP IDX   72201R205     3180    58822  X       SOLE       NONE       4679    0    54143
POWERSHARES DB MULTI SECT COMM DB PREC MTLS     73936B200    10328   177070  X       SOLE       NONE      84194    0    92876
POWERSHARES DB MULTI SECT COMM DB OIL FUND      73936B507    10449   349358  X       SOLE       NONE     167197    0   182161
POWERSHARES DB MULTI SECT COMM DB  GOLD FUND    73936B606     3011    52107  X       SOLE       NONE       4129    0    47978
POWERSHARES ETF TR II          S&P 500 LOW VOL  73937B779    11177   417070  X       SOLE       NONE     196203    0   220867
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575    10918   568651  X       SOLE       NONE     270480    0   298171
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT   73936T573     3219   114865  X       SOLE       NONE       9102    0   105763
POWERSHARES GLOBAL ETF TRUST   ASIA PAC EX-JP   73936T854     5214   100419  X       SOLE       NONE       6998    0    93421
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     3340    49441  X       SOLE       NONE       3914    0    45527
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109     8289    62893  X       SOLE       NONE      40102    0    22791
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     8974   103201  X       SOLE       NONE       7950    0    95251
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    16243   195043  X       SOLE       NONE      15200    0   179843
VANGUARD INDEX FDS             REIT ETF         922908553    18162   285334  X       SOLE       NONE      91463    0   193871
VANGUARD INDEX FDS             SML CP GRW ETF   922908595    20010   230141  X       SOLE       NONE      15343    0   214798
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     3753    58246  X       SOLE       NONE       4049    0    54197
VANGUARD INDEX FDS             GROWTH ETF       922908736      292     4115  X       SOLE       NONE        513    0     3602
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866     5289    99525  X       SOLE       NONE       6963    0    92562
VANGUARD SCOTTSDALE FDS        MORG-BACK SEC    92206C771     5737   110604  X       SOLE       NONE       8352    0   102252
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870    15848   189233  X       SOLE       NONE      41080    0   148153
VANGUARD WORLD FDS             CONSUM DIS ETF   92204A108     4222    58471  X       SOLE       NONE       4258    0    54213
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207     4104    47561  X       SOLE       NONE       3493    0    44068
VANGUARD WORLD FDS             HEALTH CAR ETF   92204A504     3860    57126  X       SOLE       NONE       3968    0    53158
VANGUARD WORLD FDS             INF TECH ETF     92204A702     4168    56184  X       SOLE       NONE       4124    0    52060
WISDOMTREE TRUST               CHINESE YUAN ETF 97717W182    10640   419736  X       SOLE       NONE     199572    0   220164